Earnings Per Share - Summary Of Share Data Used In The Basic And Diluted Earnings Per Share Computations (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of ordinary shares for basic earnings per share	56,685	53,364	52,915
Effect of dilution: [Abstract]
Convertible loan			509
Warrants	158		563
Weighted average number of ordinary shares adjusted for effect of dilution	56,843	53,364	53,987